Concentrations of Risk (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 USD ($)
Concentrations of Risk (Details) [Line Items]
Deposited from banks	$ 0		$ 500,000
Insurance coverage of each bank	$ 250,000	$ 500,000
Vendor concentration risk percentage	89.00%	89.00%
Hong Kong [Member]
Concentrations of Risk (Details) [Line Items]
Insurance coverage of each bank	$ 64,000